Multi-Select Securities Fund for Puerto Rico Residents Small Cap Core Portfolio I

Schedule of Investments		(continued)	June 30, 2026 (Unaudited)

COMMON STOCKS - 73.35% of net assets applicable to common unitholders
Shares		Issuer	Value

Bermuda - 1.65% of net assets applicable to common unitholders
Insurance Carriers - 2.24% of total investments
125		RenaissanceRe Holdings Ltd.	$39,613

Total Bermuda (cost $19,374)			$39,613

Cayman Islands - 2.83% of net assets applicable to common unitholders
Insurance Carriers - 3.86% of total investments
607	A	Ichor Holdings, Ltd.	$68,154

Total Cayman Islands (cost $12,776)			$68,154

Switzerland - 1.39% of net assets applicable to common unitholders
Business Services - 1.89% of total investments
2,232	A	Sportradar Group AG	$33,413

Total Switzerland (cost $30,678)			$33,413

United States - 67.48% of net assets applicable to common unitholders
Business Services - 5.26% of total investments
221	A	WEX, Inc.	$31,181
4,331	A	ACV Auctions, Inc.	31,140
2,963	A	Phreesia, Inc.	30,489

Chemicals & Allied - 2.43% of total investments
549	A	Halozyme Therapeutics, Inc.	42,970

Depository Institutions - 14.44% of total investments
630		Prosperity Bancshares, Inc.	46,009
622		Banner Corporation	41,326
406		Texas Capital Bancshares, Inc.	41,924
791		United Bankshares, Inc.	36,252
1,242		United Community Banks, Inc.	43,582
329		BOK Financial Corp.	45,692

Electronic & Equipment - 12.21% of total investments
488		Diodes, Inc.	53,407
400		Rambus, Inc.	53,096
196		Tower Semiconductor Ltd	51,085
379	A	Lattice Semiconductor Corp.	57,972

Electric, Gas & Sanitary Services - 4.66% of total investments
294		IDACORP, Inc.	44,482
666		TXNM Energy, Inc.	37,815

Food and Kindred Products - 1.91% of total investments
356		Ingredion Inc.	33,717

Health Services - 4.64% of total investments
1,608		HealthStream, Inc.	43,818
379	A	Addus HomeCare Corp.	38,078

Holding & Other Investments Offices- 6.97% of total investments
2,075		NETSTREIT Corp.	43,845
2,713		Americold Realty Trust	42,648
563		Terreno Realty Corp.	36,466

Hotels, Rooming Houses, Camps and Other Lodging Places- 2.12% of total investments
284		Monarch Casino & Resort, Inc.	37,377

Industrial & Commercial Machinery & Computer Equipment - 4.11% of total investments
200		Alamo Group, Inc.	32,898
2,139		NOV, Inc.	39,678

Insurance Carriers- 4.38% of total investments
619		First American Financial Corp.	42,457
164		Reinsurance Group of America, Inc.	34,875

Mass Merchants - 2.14% of total investments
491		Ollies Bargain Outlet	37,748

REITS - 2.45% of total investments
744		EPR Properties	43,159

Security & Commodity Brokers, Dealers, Exchanges and Services - 2.00% of total investments
843		Lazard, Inc.	35,355

Social Services - 2.19% of total investments
428		HealthEquity, Inc	38,657

Stone, Clay, Glass, and Concrete Products - 2.73% of total investments
214		Eagle Materials, Inc.	48,150

Measuring, Analytics & Controls Instruments - 4.65% of total investments
498		Globus Medical, Inc.	39,347
253	A	Align Technology, Inc.	42,671

Personal Services - 2.66% of total investments
1,908		Healthcare Services Group, Inc.	46,860

Primary Metal Industry - 2.32% of total investments
2,189	A	Metallus, Inc.	40,912

Multi-Select Securities Fund for Puerto Rico Residents Small Cap Core Portfolio I

Schedule of Investments		(concluded)	June 30, 2026 (Unaudited)

Transportation Equipment - 5.53% of total investments
678	A	Atmus Filtration Technologies Inc	34,571
365		BorgWarner, Inc.	24,236
1,535		Gentex Corp.	38,789

Transportation Services - 2.21% of total investments
892		Hub Group, Inc.	39,061

Total United States (cost $1,361,619)			$1,623,796

TOTAL COMMON STOCKS (cost $1,424,447)			$1,764,976

		Total investments (73.35% of net assets)	$1,764,976
		Other assets less liabilities (26.65% of net assets)	641,129

		Net assets applicable to common unitholders - 100%	$2,406,105

Open Futures	Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
1 Equity Index Contract(s)	Russell 2000 Mini Index	09/18/26	$ 152,075	$1,120

	The underlying notional amount at value of open long futures contracts is 6.32% of net assets applicable to common unitholders.

A	Non-dividend producing security.